Capital and reserves - Disclosure of issued share capital (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Nominal value of common shares (in CHF per share)	SFr 0.40
Number (in shares)	48,373,890	34,329,704
Value (CHF)	SFr 19,349,556	SFr 13,731,881
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	34,329,704	34,303,891
Restricted shares issue for bonus purposes (in shares)	0	25,813
Ending balance (in shares)	48,373,890	34,329,704
Common shares issued for the follow-on offering
Reconciliation of number of shares outstanding [abstract]
Common shares issued (in shares)	14,044,186
Common shares
Disclosure of classes of share capital [line items]
Nominal value of common shares (in CHF per share)	SFr 0.40	SFr 0.40
Number (in shares)	48,373,890	34,329,704
Value (CHF)	SFr 19,349,556	SFr 13,731,881
Common shares | Common shares issued for the follow-on offering
Disclosure of classes of share capital [line items]
Nominal value of common shares (in CHF per share)	SFr 0.40	SFr 0.40